Earn-Out Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Jun. 10, 2021
Earn-Out Liability (Details) [Line Items]
Earn-out liability (in Dollars)	$ 103,492	$ 119,759
Earnout shares [Member]
Earn-Out Liability (Details) [Line Items]
Earn-out liability	10,000,000
Milestone two, earn out [Member]
Earn-Out Liability (Details) [Line Items]
Earn-out liability	5,000,000
Escrow Shares [Member]
Earn-Out Liability (Details) [Line Items]
Earn-out liability	3,450,000
Milestone one, escrow shares [Member]
Earn-Out Liability (Details) [Line Items]
Percentage of shares by milestone	50.00%
Minimum [Member] | Milestone two, earn out [Member]
Earn-Out Liability (Details) [Line Items]
Earn-out liability, price trigger (in Dollars per share)	$ 12.5
Maximum [Member] | Milestone two, earn out [Member]
Earn-Out Liability (Details) [Line Items]
Earn-out liability, price trigger (in Dollars per share)	$ 15